UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008 – February 28, 2009

Item 1: Reports to Shareholders

Vanguard® CMT Funds
February 28, 2009

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2008- February 28, 2009

		Average	7-Day SEC
		Institutional	Yield[2]:
Vanguard CMT Funds	Vanguard	Money Market	2/28/2009
	Fund	Fund[1]
Total Returns
Market Liquidity	0.84%	0.75%	0.68%
Municipal Cash Management	0.84	--	0.68

1Derived from data provided by Lipper Inc.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/09

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes

7-Day SEC Yield	0.68%
Average Weighted Maturity	31 days
Average Quality[1]	Aaa
Expense Ratio[2]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	24.7%
Commercial Paper	8.6

Collateralized Repurchase Agreements	27.3
Treasury/Agency	39.4

Distribution by Credit Quality[1] (% of portfolio)
Aaa	67.3%
Aa	30.1
A	2.6

1 Moody’s Investors Service.

2 The expense ratio shown is from the prospectus dated December 15, 2008 and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratio was 0.005%.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes

7-Day SEC Yield	0.68%
Average Weighted Maturity	5 days
Average Quality[1]	MIG-1
Expense Ratio[2]	0.01%

Distribution by Credit Quality[3] (% of portfolio)
MIG-1/SP-1+	97.4%
A-1/P-1	2.6

Largest State Concentrations[4]
Ohio	8.1%
Florida	7.7
Texas	7.3
Illinois	7.3
New York	6.6
Pennsylvania	5.6
Georgia	5.0
Mississippi	4.9
Michigan	4.7
Washington	4.6
Top Ten	61.8%

1 Moody’s Investors Service.

2 The expense ratio shown is from the prospectus dated December 15, 2008 and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratio was 0.01%.

3 Ratings: Moody’s Investor Service, Standard & Poor’s.

4 Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Since Inception

Market Liquidity	7/19/2004	2.69%	3.89%
Municipal Cash Management	7/19/2004	2.05	2.77

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000 )	($000 )
U.S. Government and Agency Obligations (39.4%)
2	Federal Home Loan Bank	0.270%	3/10/09	90,000	89,994
2	Federal Home Loan Bank	0.250%	3/16/09	195,000	194,980
2	Federal Home Loan Bank	0.280%	3/20/09	79,000	78,988
2,3	Federal Home Loan Bank	1.466%	3/29/09	200,000	200,000
2	Federal Home Loan Bank	0.260%–
		0.270%	4/1/09	161,362	161,325
2	Federal Home Loan Bank	0.260%	4/2/09	17,700	17,696
2	Federal Home Loan Bank	0.260%	4/6/09	102,195	102,168
2	Federal Home Loan Bank	0.260%	4/20/09	25,700	25,691
2	Federal Home Loan Bank	0.390%	5/1/09	500,000	499,670
2	Federal Home Loan Bank	0.300%–
		0.320%	5/13/09	144,500	144,410
2	Federal Home Loan Mortgage Corp.	0.245%	3/3/09	15,000	15,000
2	Federal Home Loan Mortgage Corp.	0.270%	3/23/09	150,000	149,975
2	Federal Home Loan Mortgage Corp.	0.250%–
		0.350%	4/1/09	1,276,172	1,275,803
2	Federal Home Loan Mortgage Corp.	0.340%	4/7/09	179,000	178,937
2	Federal Home Loan Mortgage Corp.	0.260%	5/6/09	250,000	249,881
2	Federal Home Loan Mortgage Corp.	0.451%	6/1/09	150,000	149,828
2	Federal Home Loan Mortgage Corp.	0.401%	6/30/09	57,307	57,230
2	Federal National Mortgage Assn.	0.250%	3/3/09	588,000	587,992
2	Federal National Mortgage Assn.	0.250%–
		0.270%	3/17/09	115,800	115,786
2	Federal National Mortgage Assn.	0.250%	3/18/09	12,941	12,939
2	Federal National Mortgage Assn.	0.300%–
		1.003%	4/1/09	615,400	614,909
2	Federal National Mortgage Assn.	0.350%	4/3/09	200,000	199,936
	U.S. Treasury Bill	0.290%	3/26/09	500,000	499,899
	U.S. Treasury Bill	0.270%	5/7/09	600,000	599,698
	U.S. Treasury Bill	0.340%	5/14/09	500,000	499,651
	U.S. Treasury Bill	0.471%	8/20/09	450,000	448,990
Total U.S. Government and Agency Obligations (Cost $7,171,376)					7,171,376
Commercial Paper (8.6%)

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000 )	($000 )
Finance - Auto (0.6%)
	Toyota Motor Credit Corp.	2.313%	3/11/09	30,000	29,981
	Toyota Motor Credit Corp.	1.304%	4/1/09	30,000	29,966
	Toyota Motor Credit Corp.	1.103%	4/9/09	30,000	29,964
	Toyota Motor Credit Corp.	1.153%	4/27/09	26,000	25,953
					115,864
Finance - Other (0.7%)
4	Park Avenue Receivables Co., LLC	0.400%	3/20/09	20,000	19,996
4	Ticonderoga Funding LLC	0.450%	3/17/09	41,051	41,043
4	Yorktown Capital LLC	0.400%	3/6/09	25,000	24,998
4	Yorktown Capital LLC	0.451%	4/2/09	47,230	47,211
					133,248
Foreign Banks (6.2%)
4	Australia & New Zealand Banking Group, Ltd.	2.011%	3/9/09	40,000	39,982
4	Australia & New Zealand Banking Group, Ltd.	1.951%	3/17/09	50,000	49,957
	CBA (Delaware) Finance Inc.	0.790%	3/23/09	100,000	99,952
	CBA (Delaware) Finance Inc.	0.601%	4/9/09	75,000	74,951
4	Danske Corp.	1.294%	4/1/09	65,000	64,928
4	Danske Corp.	0.751%	4/14/09	120,415	120,305
4	Danske Corp.	0.641%	4/16/09	100,000	99,918
	Lloyds TSB Bank PLC	1.093%	4/9/09	50,000	49,941
	Santander Central Hispano Finance
	(Delaware), Inc.	1.153%	4/8/09	7,000	6,992
	Santander Central Hispano Finance
	(Delaware), Inc.	0.852%	4/27/09	99,000	98,867
	Svenska Handelsbanken, Inc.	0.942%	4/8/09	75,000	74,926
4	Westpac Banking Corp.	1.949%	3/2/09	200,000	199,989
4	Westpac Banking Corp.	0.601%	3/17/09	62,000	61,983
4	Westpac Banking Corp.	0.752%	5/7/09	88,000	87,877
					1,130,568
Foreign Governments (0.6%)
	Caisse d'Amortissement de la Dette Sociale	0.661%	4/27/09	39,000	38,959
	Caisse d'Amortissement de la Dette Sociale	0.751%	5/4/09	15,000	14,980
	Caisse d'Amortissement de la Dette Sociale	0.903%	6/4/09	50,000	49,882
					103,821
Foreign Industrial (0.1%)
4	BASF SE	0.952%	4/6/09	14,345	14,331

Industrial (0.4%)
	Chevron Corp.	0.380%	3/27/09	11,515	11,512
	Chevron Corp.	0.601%	5/14/09	50,000	49,938
					61,450
Total Commercial Paper (Cost $1,559,282)					1,559,282
Certificates of Deposit (24.6%)
Domestic Banks (1.0%)
	State Street Bank & Trust Co.	0.500%	3/16/09	13,000	13,000
	State Street Bank & Trust Co.	0.810%	3/30/09	85,000	85,000
	State Street Bank & Trust Co.	0.800%	4/6/09	50,000	50,000
	State Street Bank & Trust Co.	0.900%	5/4/09	39,000	39,000
					187,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
Eurodollar Certificates of Deposit (7.3%)
Australia & New Zealand Banking Group, Ltd.	1.050%	4/1/09	75,000	75,000
Australia & New Zealand Banking Group, Ltd.	0.800%	4/16/09	75,000	75,000
Bank of Nova Scotia	0.900%	4/6/09	26,000	26,000
Commonwealth Bank of Australia	2.150%	3/4/09	53,000	53,000
Commonwealth Bank of Australia	0.700%	3/9/09	100,000	100,000
Credit Agricole S.A.	2.470%	3/9/09	75,000	75,000
Credit Agricole S.A.	0.950%	4/3/09	50,000	50,000
HSBC Bank PLC	0.900%	5/5/09	67,000	67,000
HSBC Bank PLC	0.880%	5/11/09	75,000	75,000
ING Bank N.V.	1.090%	3/9/09	75,000	75,000
ING Bank N.V.	1.430%	3/31/09	75,000	75,000
ING Bank N.V.	1.410%	4/6/09	75,000	75,000
National Australia Bank Ltd.	2.200%	3/3/09	25,000	25,000
National Australia Bank Ltd.	2.100%	3/16/09	200,000	200,000
National Australia Bank Ltd.	1.000%	4/7/09	50,000	50,010
National Australia Bank Ltd.	0.880%	4/9/09	150,000	150,000
Societe Generale	0.650%	4/15/09	75,000	75,000
				1,321,010
Yankee Certificates of Deposit (16.3%)
Australia and New Zealand Banking Group
(New York Branch)	2.000%	3/5/09	26,000	26,000
Australia and New Zealand Banking Group
(New York Branch)	1.700%	3/19/09	27,000	27,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.450%	3/16/09	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	1.150%	4/1/09	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	1.100%	4/2/09	75,000	75,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	1.050%	4/7/09	75,000	75,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.800%	5/1/09	75,000	75,000
Bank of Nova Scotia (Houston Branch)	0.750%	4/27/09	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.750%	4/27/09	75,000	75,000
Barclays Bank PLC (New York Branch)	2.430%	3/2/09	50,000	50,000
Barclays Bank PLC (New York Branch)	1.350%	5/13/09	75,000	75,000
BNP Paribas (New York Branch)	2.180%	3/2/09	50,000	50,000
BNP Paribas (New York Branch)	0.830%	4/6/09	125,000	125,000
BNP Paribas (New York Branch)	0.820%	4/9/09	50,000	50,000
BNP Paribas (New York Branch)	0.750%	4/13/09	75,000	75,000
BNP Paribas (New York Branch)	1.020%	5/11/09	75,000	75,000
BNP Paribas (New York Branch)	1.020%	5/13/09	50,000	50,000
Credit Suisse (New York Branch)	2.150%	3/2/09	55,000	55,000
Credit Suisse (New York Branch)	2.050%	3/9/09	100,000	100,000
Credit Suisse (New York Branch)	2.510%	3/18/09	50,000	50,044
Lloyds TSB Bank PLC (New York Branch)	2.100%	3/4/09	100,000	100,000
Lloyds TSB Bank PLC (New York Branch)	1.770%	3/17/09	75,000	75,000
Lloyds TSB Bank PLC (New York Branch)	1.330%	4/7/09	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	2.070%	3/2/09	75,000	75,000
Nordea Bank Finland PLC (New York Branch)	1.200%	4/1/09	75,000	75,000
Nordea Bank Finland PLC (New York Branch)	0.690%	4/28/09	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	0.930%	5/4/09	50,000	50,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
Nordea Bank Finland PLC (New York Branch)	0.890%	5/6/09	25,000	25,000
Rabobank Nederland NV (New York Branch)	0.700%	5/4/09	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.800%	5/11/09	75,000	75,000
Royal Bank of Canada (New York Branch)	1.750%	3/11/09	50,000	50,000
Royal Bank of Scotland PLC (New York
Branch)	2.150%	3/9/09	200,000	200,000
Royal Bank of Scotland PLC (New York
Branch)	1.250%	4/9/09	50,000	50,000
Societe Generale (New York Branch)	2.000%	3/16/09	100,000	100,000
Societe Generale (New York Branch)	0.890%	4/6/09	125,000	125,000
Svenska Handelsbanken (New York Branch)	0.850%	3/2/09	50,000	50,000
Svenska Handelsbanken (New York Branch)	2.170%	3/9/09	116,000	116,000
Svenska Handelsbanken (New York Branch)	0.450%	3/12/09	50,000	50,000
				2,974,044
Total Certificates of Deposit (Cost $4,482,054)				4,482,054
Repurchase Agreements (27.3%)
Banc of America Securities, LLC
(Dated 2/27/09, Repurchase Value
$131,003,000 collateralized by U.S.
Treasury Note 1.375%, 2/15/12)	0.240%	3/2/09	131,000	131,000
Barclays Capital Inc.
(Dated 2/27/09, Repurchase Value
$152,003,000 collateralized by U.S.
Treasury Bill 0.000%, 2/11/10)	0.200%	3/2/09	152,000	152,000
Barclays Capital Inc.
(Dated 2/27/09, Repurchase Value
$1,143,425,000 collateralized by U.S.
Treasury Bond 6.250%-7.875%, 2/15/21-
2/15/27, U.S. Treasury Note 3.125%,
11/30/09)	0.250%	3/2/09	1,143,401	1,143,401
BNP Paribas Securities Corp.
(Dated 2/27/09, Repurchase Value
$432,010,000 collateralized by Federal
Home Loan Mortgage Corp. 5.500%,
8/20/12, Federal National Mortgage Assn.
2.750%-6.375%, 6/15/09-2/5/14)	0.270%	3/2/09	432,000	432,000
Credit Suisse Securities (USA), LLC
(Dated 2/27/09, Repurchase Value
$217,005,000 collateralized by U.S.
Treasury Bond 5.000%, 5/15/37, U.S.
Treasury Note 3.125%, 9/30/13)	0.250%	3/2/09	217,000	217,000
Credit Suisse Securities (USA), LLC
(Dated 2/27/09, Repurchase Value
$236,456,000 collateralized by U.S.
Treasury Bond 5.000%, 5/15/37)	0.250%	3/2/09	236,451	236,451

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000 )	($000 )
Deutsche Bank Securities, Inc.
(Dated 2/27/09, Repurchase Value
$1,142,026,000 collateralized by Federal
Farm Credit Bank 2.750%-7.060%, 3/12/09-
7/21/28, Federal Home Loan Bank 2.200%-
7.375%, 3/26/09-7/15/36, Federal Home
Loan Mortgage Corp. 3.125%-5.350%,
3/5/09-8/1/15, Federal National Mortgage
Assn. 1.750%-5.250%, 2/10/10-2/13/17)	0.270%	3/2/09	1,142,000	1,142,000
Greenwich Capital Markets, Inc.
(Dated 2/27/09, Repurchase Value
$217,005,000 collateralized by Federal
Home Loan Mortgage Corp. Discount Note,
7/27/09-12/30/09)	0.280%	3/2/09	217,000	217,000
J.P. Morgan Securities Inc.
(Dated 2/27/09, Repurchase Value
$432,010,000 collateralized by Federal
Home Loan Mortgage Corp. Discount Note,
3/5/09-1/29/10, Federal National Mortgage
Assn. 4.375%-6.150%, 10/15/15-2/22/28)	0.270%	3/2/09	432,000	432,000
RBC Capital Markets Corp.
(Dated 2/27/09, Repurchase Value
$109,003,000 collateralized by Federal
Home Loan Bank 4.625%-5.125%,
10/10/12-10/19/16, Federal Home Loan
Mortgage Corp. 5.625%, 3/15/11)	0.290%	3/2/09	109,000	109,000
Societe Generale
(Dated 2/27/09, Repurchase Value
$277,005,000 collateralized by U.S.
Treasury Bill 0.000%, 5/15/09-8/27/09)	0.220%	3/2/09	277,000	277,000
Societe Generale
(Dated 2/27/09, Repurchase Value
$72,213,000 collateralized by U.S. Treasury
Bond 4.375%, 2/15/38)	0.250%	3/2/09	72,211	72,211
Societe Generale
(Dated 2/27/09, Repurchase Value
$174,004,000 collateralized by Federal
Home Loan Mortgage Corp. Discount Note,
7/27/09, Federal National Mortgage Assn.
5.000%, 5/11/17)	0.280%	3/2/09	174,000	174,000
UBS Securities LLC
(Dated 2/27/09, Repurchase Value
$220,005,000 collateralized by Federal
Home Loan Mortgage Corp. 2.750%-
6.750%, 3/15/09-7/15/32, Federal National
Mortgage Assn. 2.375%-7.250%, 12/10/09-
5/15/30)	0.270%	3/2/09	220,000	220,000
Total Repurchase Agreements (Cost $4,955,063)				4,955,063
Total Investments (99.9%) (Cost $18,167,775)				18,167,775

Market Liquidity Fund

Market
Value•
($000
Other Assets and Liabilities (0.1%)
Other Assets	11,701
Liabilities	(26)
11,675

Net Assets (100%)
Applicable to 18,180,842,059 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	18,179,450
Net Asset Value per Share	$1.00

At February 28, 2009, net assets consisted of:

Amount
($000 )
Paid-in-Capital	18,180,842
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(1,392)
Net Assets	18,179,450

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3	Adjustable-rate security.
4

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At February 28, 2009, the aggregate value of these securities was $872,518,000, representing 4.8% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Interest	151,202
Total Income	151,202
Expenses
The Vanguard Group—Note B
Management and Administrative	441
Total Expenses	441
Net Investment Income	150,761
Realized Net Gain (Loss) on Investment Securities Sold	(1,308)
Net Increase (Decrease) in Net Assets Resulting from Operations	149,453

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	150,761	838,460
Realized Net Gain (Loss)	(1,308)	83
Net Increase (Decrease) in Net Assets Resulting from Operations	149,453	838,543
Distributions
Net Investment Income	(150,761)	(838,460)
Realized Capital Gain	—	—
Total Distributions	(150,761)	(838,460)
Capital Share Transactions (at $1.00)
Issued	118,321,603	242,257,450
Issued in Lieu of Cash Distributions	150,761	838,460
Redeemed	(123,195,982)	(238,972,186)
Net Increase (Decrease) from Capital Share Transactions	(4,723,618)	4,123,724
Total Increase (Decrease)	(4,724,926)	4,123,807
Net Assets
Beginning of Period	22,904,376	18,780,569
End of Period	18,179,450	22,904,376

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended					July 19, 2004[1]
For a Share Outstanding	February 28,	Year Ended August 31,				to
Throughout Each Period	2009	2008	2007	2006	2005	Aug. 31, 2004
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.008	.036	.053	.046	.026	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.036	.053	.046	.026	.002
Distributions
Dividends from Net Investment
Income	(.008)	(.036)	(.053)	(.046)	(.026)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.036)	(.053)	(.046)	(.026)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	3.69%	5.48%	4.68%	2.60%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,179	$22,904	$18,781	$16,221	$15,303	$20,867
Ratio of Total Expenses to Average
Net Assets	0.005%[2]	0.005%	0.005%	0.01%	0.01%	0.01%[2]
Ratio of Net Investment Income to
Average Net Assets	1.71%[2]	3.50%	5.34%	4.61%	2.57%	1.44%[2]
1 Commencement of operations.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Municipal Cash Management Fund

Statement of Net Assets (unaudited)

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000 )	($000 )
Tax-Exempt Municipal Bonds (99.9%)
Alabama (0.7%)
1	Alabama Public School & College Auth. TOB VRDO	0.620%	3/6/09	(4)	11,935	11,935

Alaska (0.6%)
	Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.450%	3/2/09		10,000	10,000

Arizona (0.4%)
	Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.540%	3/6/09	LOC	7,400	7,400

California (0.4%)
1	Metro. Water Dist. of Southern California Rev. TOB VRDO	0.690%	3/6/09	(13)	8,000	8,000

Colorado (3.7%)
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	3/2/09	LOC	11,560	11,560
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	3/2/09	LOC	10,150	10,150
	Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Board Program) VRDO	0.650%	3/2/09	LOC	1,600	1,600
1	Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.970%	3/6/09	(4)	9,995	9,995
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.550%	3/6/09		15,700	15,700
	Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.800%	3/6/09		16,000	16,000
						65,005
Connecticut (0.6%)
1	Connecticut State Health & Educ. TOB VRDO	0.660%	3/6/09		10,330	10,330

Delaware (1.2%)
	Delaware Econ. Dev. Auth. Rev. (Archmere Academy Project) VRDO	0.610%	3/6/09	LOC	10,050	10,050
	Kent County DE Rev. (Providence Creek Academy) VRDO	0.600%	3/6/09	LOC	6,500	6,500
	Univ. of Delaware Rev. VRDO	0.600%	3/2/09		4,275	4,275
						20,825

District of Columbia (1.2%)
	District of Columbia Rev. (Washington Center for Internships) VRDO	0.680%	3/6/09	LOC	4,800	4,800
	District of Columbia Rev. (Washington Drama Society) VRDO	0.550%	3/6/09	LOC	5,000	5,000
	District of Columbia Rev. VRDO	0.600%	3/2/09	LOC	6,500	6,500
1	District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.820%	3/6/09	(12)	4,010	4,010
						20,310
Florida (7.7%)
	Broward County FL Educ. Facs. Auth. Rev. VRDO	0.600%	3/2/09	LOC	20,700	20,700
	Jacksonville FL Captial Project Rev. VRDO	0.650%	3/6/09	LOC	33,435	33,435
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.420%	3/6/09		10,885	10,885
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.420%	3/6/09		1,460	1,460
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.600%	3/2/09	LOC	12,370	12,370
	Lakeland FL Electric & Water Rev. VRDO	0.400%	3/6/09	LOC	15,000	15,000
	Lakeland FL Energy Systems Rev. VRDO	0.600%	3/2/09	LOC	15,500	15,500
	Miami-Dade County FL Special Obligation VRDO	0.600%	3/6/09	LOC	10,000	10,000
1	South Florida Water Management Dist. TOB VRDO	0.880%	3/6/09	(12)	7,000	7,000
	Univ. of South Florida Financing Corp. VRDO	0.630%	3/6/09	LOC	6,500	6,500
						132,850

Municipal Cash Management Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000 )	($000 )
Georgia (5.0%)
	Atlanta GA Dev. Auth. Rev. (Botanical Garden Imports) VRDO	0.620%	3/6/09 LOC	10,000	10,000
1	Augusta GA Water & Sewer Rev. TOB VRDO	1.020%	3/6/09 (4)	7,645	7,645
	Fulton County GA Dev. Auth. (Morehouse College) VRDO	0.680%	3/6/09 LOC	3,939	3,939
	Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.580%	3/6/09 LOC	19,550	19,550
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.350%	3/6/09	2,740	2,740
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.350%	3/6/09	9,325	9,325
	Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.400%	3/6/09	32,975	32,975
					86,174
Illinois (7.3%)
1	Chicago IL Board of Educ. TOB VRDO	0.620%	3/6/09 LOC	8,615	8,615
1	Chicago IL GO TOB VRDO	0.620%	3/6/09	5,000	5,000
	Chicago IL Wastewater Transmission Rev. VRDO	0.650%	3/2/09 LOC	7,800	7,800
1	Chicago IL Water Rev. TOB VRDO	0.970%	3/6/09 (4)	7,795	7,795
	Chicago IL Water Rev. VRDO	0.500%	3/6/09 LOC	14,900	14,900
	Chicago IL Water Rev. VRDO	0.500%	3/6/09 LOC	3,225	3,225
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	2.120%	3/6/09 LOC	4,700	4,700
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.300%	3/6/09	12,584	12,584
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.300%	3/6/09	4,919	4,919
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.600%	3/2/09	18,000	18,000
	Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.700%	3/2/09	5,630	5,630
	Illinois Finance Auth. Rev. (Chicago Univ.) VRDO	0.600%	3/2/09 LOC	4,200	4,200
	Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.600%	3/2/09	11,125	11,125
	Illinois Finance Auth. Rev. (OSF Healthcare System) VRDO	0.500%	3/2/09 LOC	300	300
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.300%	3/6/09	9,769	9,769
1	Illinois GO TOB VRDO	0.750%	3/2/09	7,900	7,900
					126,462
Indiana (2.3%)
	Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.550%	3/6/09 LOC	8,930	8,930
1	South Bend IN Redev. Auth. Lease Rev. TOB VRDO	0.600%	3/6/09	5,690	5,690
	St. Joseph County IN (Univ. of Notre Dame du Lac Project) VRDO	0.350%	3/6/09	12,000	12,000
	St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame du Lac Project) VRDO	0.400%	3/6/09	13,800	13,800
					40,420

Kentucky (1.2%)
	Berea KY Educ. Fac. Rev. (Berea College) VRDO	0.500%	3/2/09	8,050	8,050
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	0.470%	3/2/09 LOC	6,570	6,570
	Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.600%	3/2/09 LOC	5,575	5,575
					20,195
Louisiana (0.7%)
1	East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.750%	3/6/09 (13)(4)	5,620	5,620
1	East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.750%	3/6/09 (13)(4)	5,890	5,890
					11,510
Maine (0.1%)
	Maine Housing Auth. Mortgage Rev. VRDO	0.650%	3/2/09	1,000	1,000

Massachusetts (3.2%)
1	Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.500%	3/6/09	21,866	21,866
1	Massachusetts Water Pollution Abatement Trust TOB VRDO	3.050%	3/6/09	26,465	26,465
1	Massachusetts Water Pollution Abatement Trust TOB VRDO	3.050%	3/6/09	7,670	7,670
					56,001
Michigan (4.7%)
	Michigan State Univ. Board of Trustees VRDO	0.450%	3/6/09	17,300	17,300
	Michigan Strategic Fund Limited Obligation Rev. (Henry Ford Museum) VRDO	0.700%	3/2/09 LOC	11,250	11,250
	Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.450%	3/2/09	7,150	7,150
	Univ. of Michigan Hosp. Rev. VRDO	0.400%	3/6/09	32,200	32,200
	Univ. of Michigan Univ. Rev. VRDO	0.300%	3/6/09	13,770	13,770
					81,670
Minnesota (2.4%)
	Hennepin County MN Rev. VRDO	0.530%	3/6/09	13,875	13,875
	Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Allina Health Care)
	VRDO	0.300%	3/6/09 LOC	7,425	7,425
	Minnesota Agriculture & Econ. Dev. Board Rev. (Health Care Fac.-Essentia) VRDO	0.530%	3/2/09 (12)	20,325	20,325
					41,625

Municipal Cash Management Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000 )	($000 )
Mississippi (4.9%)
	Jackson County MS PCR (Chevron USA Inc.) VRDO	0.600%	3/2/09	9,975	9,975
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.550%	3/2/09	27,930	27,930
	Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.650%	3/2/09	10,000	10,000
	Mississippi Business Finance Corp. Rev. (Promenade D'Iberville Project) VRDO	0.580%	3/6/09 LOC	9,085	9,085
	Mississippi GO (Nissan Project) VRDO	0.650%	3/6/09	19,100	19,100
1	Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	0.970%	3/6/09 (4)	9,610	9,610
					85,700
Missouri (2.6%)
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.530%	3/6/09	29,900	29,900
	Missouri Health & Educ. Fac. Auth. (Saint Louis Univ.) VRDO	0.600%	3/2/09 LOC	7,900	7,900
	Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.500%	3/6/09 LOC	7,500	7,500
					45,300
Montana (1.0%)
	Montana State Board of Regents Higher Educ. Rev. VRDO	0.550%	3/2/09 LOC	17,180	17,180

Nebraska (0.3%)
1	Omaha NE TOB VRDO	0.990%	3/6/09	4,790	4,790

Nevada (2.9%)
	Clark County NV School Dist. GO VRDO	0.620%	3/2/09 (4)	21,730	21,730
	Nevada Housing Division Multi-Unit Housing City Center VRDO	0.630%	3/6/09	5,000	5,000
	Reno NV Sales Tax Rev. VRDO	0.450%	3/2/09 LOC	23,110	23,110
					49,840
New Hampshire (0.9%)
	New Hampshire Health & Educ. Fac. Auth. Rev. (Southern New Hampshire Univ.) VRDO	0.720%	3/6/09 LOC	12,000	12,000
	New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	0.640%	3/6/09	3,250	3,250
					15,250
New York (6.6%)
1	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.730%	3/6/09 (13)	12,000	12,000
1	New York City NY GO TOB VRDO	0.670%	3/6/09	6,000	6,000
1	New York City NY GO TOB VRDO	0.670%	3/6/09	22,610	22,610
	New York City NY GO VRDO	0.400%	3/2/09 LOC	27,300	27,300
	New York City NY GO VRDO	0.450%	3/2/09 LOC	8,355	8,355
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street)
	VRDO	0.480%	3/6/09 LOC	12,400	12,400
1	New York State Dormitory Auth. Rev. TOB VRDO	0.670%	3/6/09	8,535	8,535
	New York State Local Govt. Assistance Corp. VRDO	1.300%	3/6/09 (4)	5,900	5,900
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.300%	3/6/09 (4)	11,180	11,180
					114,280

North Carolina (2.8%)
	Buncombe County NC Metro. Sewerage Dist. VRDO	0.650%	3/6/09	5,000	5,000
1	Charlotte NC COP TOB VRDO	0.600%	3/6/09	6,935	6,935
	Charlotte-Mecklenberg NC Hosp. Auth. Rev. (Healthcare System Rev.) VRDO	0.550%	3/2/09 LOC	18,800	18,800
1	North Carolina Medical Care Comm. Health Care Fac. TOB VRDO	0.680%	3/6/09	4,655	4,655
	North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.500%	3/6/09	8,320	8,320
	Union County NC GO VRDO	0.660%	3/6/09	4,805	4,805
					48,515
Ohio (8.1%)
	Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.600%	3/2/09 LOC	5,000	5,000
	Cleveland OH COP VRDO	0.580%	3/6/09 LOC	7,000	7,000
	Ohio Air Quality Dev. Rev. VRDO	0.600%	3/2/09 LOC	16,300	16,300
	Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.400%	3/2/09	10,800	10,800
	Ohio Higher Educ. Fac. Comm. Rev. (Cleveland Health Clinic) VRDO	0.400%	3/2/09	18,350	18,350
	Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	0.400%	3/6/09	10,000	10,000
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ. Project) VRDO	0.400%	3/6/09 LOC	7,310	7,310
	Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.350%	3/6/09 LOC	10,875	10,875
	Ohio Infrastructure Improvement GO VRDO	0.400%	3/6/09	2,425	2,425
	Ohio State Univ. General Receipts Rev. VRDO	0.450%	3/6/09	8,600	8,600
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.550%	3/2/09 LOC	26,660	26,660
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.930%	3/6/09	16,730	16,730
					140,050
Oregon (1.6%)
	Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.600%	3/6/09	9,145	9,145
	Salem OR Hosp. Rev. VRDO	0.800%	3/6/09 LOC	8,750	8,750
1	Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	0.520%	3/6/09 LOC	10,040	10,040

Municipal Cash Management Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000 )	($000 )
Pennsylvania (5.6%)
	Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	0.400%	3/2/09	5,300	5,300
	Beaver County PA IDA PCR (FirstEnergy) VRDO	0.550%	3/2/09 LOC	7,500	7,500
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.580%	3/6/09	13,255	13,255
	Delaware County PA Auth. Rev. (White Horse Village Project) VRDO	0.550%	3/2/09 LOC	7,600	7,600
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.200%	3/6/09	13,490	13,490
	Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation) VRDO	0.550%	3/2/09 LOC	3,500	3,500
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)
	VRDO	0.500%	3/2/09	6,400	6,400
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System)
	VRDO	0.500%	3/2/09	18,200	18,200
	Montgomery County PA GO VRDO	0.500%	3/2/09	6,695	6,695
	Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) VRDO	0.580%	3/6/09 LOC	7,595	7,595
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.500%	3/2/09	7,700	7,700
					97,235
South Carolina (0.6%)
1	Berkeley County SC School Dist. GO TOB VRDO	0.600%	3/6/09	10,100	10,100

South Dakota (0.2%)
	Lawrence County SD PCR VRDO	0.570%	3/6/09 LOC	3,300	3,300

Tennessee (0.3%)
1	Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research
	Hosp.) TOB VRDO	0.600%	3/6/09	5,000	5,000

Texas (7.3%)
	Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.600%	3/2/09	18,625	18,625
1	Houston TX Util. System Rev. TOB VRDO	0.620%	3/6/09 LOC	4,150	4,150
1	Houston TX Util. System Rev. TOB VRDO	0.750%	3/6/09 (13)	8,000	8,000
1	New Caney TX ISD GO TOB VRDO	2.170%	3/6/09 (4)	4,710	4,710
1	Northside TX Independent School Dist. GO TOB VRDO	0.690%	3/6/09	5,225	5,225
1	Round Rock TX Independent School Dist. TOB VRDO	0.680%	3/6/09	7,980	7,980
	Tarrant County TX Cultural Educ. Fac. Finance Corp. Rev. (Texas Health Resources) VRDO	0.350%	3/2/09	13,630	13,630
1	Texas GO TOB VRDO	0.680%	3/6/09	12,425	12,425
	Texas Transp. Comm. Mobility Fund VRDO	0.500%	3/6/09	28,050	28,050
1	Tyler TX Independent School Dist. GO TOB VRDO	0.970%	3/6/09 (4)	4,755	4,755
1	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.570%	3/6/09	5,995	5,995
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.650%	3/2/09	13,800	13,800
					127,345

Utah (1.6%)
	Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.650%	3/2/09	28,400	28,400

Vermont (1.7%)
	Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.350%	3/6/09	17,825	17,825
	Vermont Housing Finance Agency Single Family VRDO	0.550%	3/6/09	12,000	12,000
					29,825
Virginia (1.8%)
	Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.650%	3/6/09 LOC	3,000	3,000
	Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	0.650%	3/6/09 (12)	17,837	17,837
1	Univ. of Virginia TOB VRDO	0.690%	3/6/09	6,600	6,600
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	0.550%	3/2/09	3,400	3,400
					30,837
Washington (4.6%)
1	Seattle WA Water System Rev. TOB VRDO	0.620%	3/6/09 (4)	5,060	5,060
1	Washington GO TOB VRDO	0.600%	3/6/09	7,995	7,995
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.620%	3/2/09 (4)	40,460	40,460
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	1.250%	3/6/09 LOC	9,500	9,500
	Washington Public Power Supply System Rev. (Nuclear Project) VRDO	0.590%	3/6/09 LOC	16,500	16,500
					79,515

Municipal Cash Management Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000 )	($000 )
West Virginia (0.5%)
West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.600%	3/2/09	LOC	8,000	8,000

Wisconsin (0.6%)
Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.530%	3/6/09	LOC	10,000	10,000
Total Tax-Exempt Municipal Bonds (Cost $1,730,109)					1,730,109
Other Assets and Liabilities (0.1%)
Other Assets					2,162
Liabilities					(5)
					2,157
Net Assets (100%)
Applicable to 1,732,206,438 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					1,732,266
Net Asset Value Per Share					$1.00

Amount
At February 28, 2009, net assets consisted of:	($000)

Paid-in Capital	1,732,279
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(13)
Net Assets	1,732,266

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $334,596,000, representing 19.3% of net assets.

Municipal Cash Management Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—United School District.
VRDO—Variable Rate Demand Obligation.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co./Berkshire Hathaway.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Interest	10,908
Total Income	10,908
Expenses
The Vanguard Group—Note B
Management and Administrative	69
Total Expenses	69
Net Investment Income	10,839
Realized Net Gain (Loss) on Investment Securities Sold	46
Net Increase (Decrease) in Net Assets Resulting from Operations	10,885

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,839	38,763
Realized Net Gain (Loss)	46	(35)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,885	38,728
Distributions
Net Investment Income	(10,839)	(38,763)
Realized Capital Gain	—	—
Total Distributions	(10,839)	(38,763)
Capital Share Transactions (at $1.00)
Issued	1,804,095	6,160,244
Issued in Lieu of Cash Distributions	10,839	38,763
Redeemed	(1,836,095)	(5,730,659)
Net Increase (Decrease) from Capital Share Transactions	(21,161)	468,348
Total Increase (Decrease)	(21,115)	468,313
Net Assets
Beginning of Period	1,753,381	1,285,068
End of Period	1,732,266	1,753,381

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months Ended					July 19, 2004[1]
For a Share Outstanding	February 28,	Year Ended August 31,				to
Throughout Each Period	2009	2008	2007	2006	2005	Aug. 31, 2004
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.008	.025	.036	.032	.020	.001
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.025	.036	.032	.020	.001
Distributions
Dividends from Net Investment
Income	(.008)	(.025)	(.036)	(.032)	(.020)	(.001)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.025)	(.036)	(.032)	(.020)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	2.50%	3.71%	3.20%	2.03%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period
(Millions)	$1,732	$1,753	$1,285	$2,036	$2,106	$11
Ratio of Total Expenses to
Average Net Assets	0.01%[2]	0.01%	0.01%	0.02%	0.02%	0.02%[2]
Ratio of Net Investment Income to
Average Net Assets	1.58%[2]	2.42%	3.64%	3.16%	2.35%	1.13%[2]
1 Commencement of Operations.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2008	February 28, 2009	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,008.40	$0.02
Municipal Cash Management	$1,000.00	$1,008.39	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.77	$0.03
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1 The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities.

Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group
		Average
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Fund
Market Liquidity	0.005%	0.44%
Municipal Cash Management	0.01	--

1 The expense ratios shown are from the prospectuses dated December 15, 2008. For the six months ended February 28, 2009, the annualized expense ratios were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman
John J. Brennan[1]	and Chief Executive Officer of Rohm and Haas Co.
Born 1954. Trustee Since May 1987. Chairman of	(chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.